UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21750

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

(Exact name of registrant as specified in charter)

1800 Avenue of the Stars, Second Floor, Los Angeles, California	90067

(Address of principal executive offices)	(Zip code)
David Shladovsky, Esq.

Kayne Anderson Capital Advisors, L.P., 1800 Avenue of the Stars, Second Floor, Los Angeles, California 90067

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(310) 556-2721

Date of fiscal year end:	November 30th

Date of reporting period:	June 28, 2005 through August 31, 2005

Item 1: Schedule of Investments
KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005
(shares/units, principal amounts and $ amounts in 000’s)
(unaudited)

	No. of
Description	Shares/Units	Value
Long-Term Investments — 45.6%
Equity Investments (a) — 40.4%
United States — 33.4%
MLP (b) — 18.2%
Atlas Pipeline Partners, L.P.	26	$1,210
Buckeye Partners, L.P.	27	1,252
Copano Energy, L.L.C.	3	126
Enbridge Energy Partners, L.P.	35	1,883
Energy Transfer Partners, L.P.	105	3,877
Enterprise Products Partners, L.P.	46	1,129
Enterprise Products Partners, L.P. (c)	2,590	60,921
Ferrellgas Partners, L.P.	119	2,604
Hiland Partners, LP (d)	14	554
Holly Energy Partners, L.P.	47	1,976
Holly Energy Partners, L.P. — Unregistered (c)	18	718
Inergy, L.P.	81	2,405
Kinder Morgan Energy Partners, L.P.	5	266
K-Sea Transportation Partners L.P. (d)	31	1,234
Magellan Midstream Partners, L.P.	215	7,085
Martin Midstream Partners L.P. (d)	55	1,662
Natural Resources Partners L.P.	34	1,882
Northern Border Partners, L.P.	133	6,355
Penn Virginia Resource Partners, L.P.	210	10,600
Sunoco Logistics Partners L.P.	141	5,475
TC PipeLines, LP	114	3,955
Teekay LNG Partners L.P.	80	2,532
TEPPCO Partners, L.P.	96	3,971
Terra Nitrogen Company, L.P.	14	428
TransMontaigne Partners L.P.	50	1,295
U.S. Shipping Partners L.P.	1	28
Valero L.P.	251	14,556
Williams Partners L.P.	32	818

		140,797

MLP Affiliate — 6.7%
Atlas America, Inc. (e)	47	2,195
Enbridge Energy Management, L.L.C. (f)	20	1,063
Enterprise GP Holdings L.P. (b)	382	12,173
Kinder Morgan, Inc.	235	22,435
Kinder Morgan Management, L.L.C. (f)	213	10,146
MarkWest Hydrocarbon, Inc. (d)	57	1,430
ONEOK, Inc.	10	340
Penn Virginia Corp.	34	1,896
TransMontaigne Inc.	39	365

		52,043

Shipping — 4.8%
Aries Maritime Transport Limited	97	1,477
Arlington Tankers Ltd.	210	4,725
Diana Shipping Inc.	98	1,377
DryShips Inc. (d)	123	1,967
Eagle Bulk Shipping Inc. (g)	69	895
Frontline Ltd. (d)	52	2,422
Genco Shipping & Trading Limited (g)	174	3,567
General Maritime Corporation (d)	163	6,101
Knightsbridge Tankers Limited	40	1,617
Nordic American Tanker Shipping Limited	23	965
Quintana Maritime Limited (g)	57	631
Seaspan Corporation (g)	163	3,455
Ship Finance International Limited	66	1,346
Tsakos Energy Navigation Limited (d)	181	7,027

		37,572

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONTINUED)
AUGUST 31, 2005
(shares/units, principal amounts and $ amounts in 000’s)
(unaudited)

	No. of
Description	Shares/Units	Value
Coal — 2.2%
Alpha Natural Resources, Inc. (g)	58	$1,733
Arch Coal, Inc. (d)	35	2,247
CONSOL Energy Inc.	10	697
Foundation Coal Holdings, Inc.	10	357
Massey Energy Company (d)	85	4,318
Peabody Energy Corporation (d)	103	7,382

		16,734

Royalty Trust — 1.2%
BP Prudhoe Bay Royalty Trust	40	3,099
Cross Timbers Royalty Trust	24	1,077
Hugoton Royalty Trust	12	419
Permian Basin Royalty Trust	198	3,091
San Juan Basin Royalty Trust	30	1,403

		9,089

Other — 0.3%
CNX Gas Corporation (h)	175	2,800

Total United States (Cost $258,725)		259,035

Canada — 7.0%
Royalty Trust and Income Trust — 6.9%
Acclaim Energy Trust	124	1,847
ARC Energy Trust	448	8,603
Bonavista Energy Trust	169	4,905
Enerplus Resources Fund	167	7,023
Fairborne Energy Trust	190	2,226
Focus Energy Trust	40	718
Fording Canadian Coal Trust	122	12,607
Ketch Resources Trust	400	4,237
PrimeWest Energy Trust	62	1,742
Vermilion Energy Trust	283	6,396
Viking Energy Royalty Trust	20	136
Westshore Terminals Income Fund	25	283
Zargon Energy Trust	95	2,544

		53,267

Other — 0.1%
Suncor Energy, Inc.	10	593

Total Canada (Cost $48,491)		53,860

Total Equity Investments (Cost $307,216)		312,895

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONTINUED)
AUGUST 31, 2005
(shares/units, principal amounts and $ amounts in 000’s)
(unaudited)

	Interest	Maturity	Principal
	Rate	Date	Amount	Value
Fixed Income Investments — 5.2%
MLP (b) — 0.7%
Inergy, L.P.	6.875%	12/15/14	$3,000	$2,925
MarkWest Energy Partners, L.P.	6.875	11/01/14	2,255	2,266

				5,191

MLP Affiliate — 0.5%
TransMontaigne Inc.	9.125	06/01/10	4,000	4,200

Shipping — 1.3%
General Maritime Corporation	10.00	03/15/13	3,075	3,359
OMI Corporation	7.625	12/01/13	2,000	2,055
OMI Corporation (i)	2.875	12/01/24	2,500	2,350
Overseas Shipholding Group, Inc.	8.250	03/15/13	2,000	2,145

				9,909

Coal — 0.0%
Alpha Natural Resources, Inc.	10.00	06/01/12	250	280

Other — 2.7%
Carrizo Oil and Gas Company (j)	9.870	07/21/10	3,000	3,098
Clayton Williams Energy, Inc.	7.750	08/01/13	5,000	4,937
El Paso Corporation (j)	6.350	11/23/09	8,375	8,501
Swift Energy Company	7.625	07/15/11	4,000	4,170

				20,706

Total Fixed Income Investments (Cost $40,335)				40,286

Total Long-Term Investments (Cost $347,551)				353,181

Short-Term Investment — 55.7%
Repurchase Agreement — 55.7%
Bear, Stearns & Co. Inc. (Agreement dated 8/31/05 to be repurchased at $431,392), collateralized by $443,854 in U.S. Government and Agency Securities (Cost $431,349)	3.530	09/01/05	431,349	431,349

Total Investments — 101.3% (Cost $778,900)				784,530

			No. of
			Shares/Units
Liabilities — (6.3)%
Securities Sold Short — (1.0)%
Equity Securities — (0.7)%
MLP — (0.6)%
Alliance Resource Partners, L.P.			21	(1,949)
Kinder Morgan Energy Partners, L.P.			57	(2,934)

				(4,883)

Shipping — (0.1)%
Ship Finance International Limited			19	(382)

Total Equity Securities Sold Short (Cash proceeds received $5,236)				(5,265)

			Principal
Fixed Income Securities — (0.3)%			Amount
MLP (b) — (0.3)%
Enterprise Products Partners, L.P.
(Cash proceeds received $2,804)	4.950	06/01/10	$2,800	(2,804)

Total Securities Sold Short (Cash proceeds received $8,032)				(8,069)

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONTINUED)
AUGUST 31, 2005
(shares/units, principal amounts and $ amounts in 000’s)
(unaudited)

	No. of
	Contracts	Value
Call Options Written (e) — (0.2)%
United States — (0.1)%
Shipping — (0.0)%
DryShips Inc., expiring 09/17/05 @ $17.50	200	$(3)
Frontline Ltd., expiring 10/22/05 @ $45.00	200	(48)
General Maritime Corporation, expiring 11/19/05 @ $40.00	600	(108)
General Maritime Corporation, expiring 11/19/05 @ $45.00	200	(11)
Tsakos Energy Navigation Limited, expiring 09/17/05 @ $40.00	3	—

		(170)

Coal — (0.1)%
Arch Coal, Inc., expiring 09/17/05 @ $60.00	100	(46)
Arch Coal, Inc., expiring 09/17/05 @ $65.00	250	(31)
Massey Energy Company, expiring 09/17/05 @ $45.00	500	(300)
Massey Energy Company, expiring 10/15/05 @ $50.00	250	(87)
Peabody Energy Corporation, expiring 9/17/05 @ $65.00	450	(302)
Peabody Energy Corporation, expiring 9/17/05 @ $70.00	600	(204)

		(970)

Canada — (0.1)%
Royalty Trust and Income Fund — (0.1) %
Fording Canadian Coal Trust, expiring 10/22/05 @ $120.00	496	(417)

Total Call Options Written (Premiums received $783)		(1,557)

Unrealized Depreciation on Interest Rate Swap Contracts — (0.1)%		(475)

Other Liabilities — (5.0)%		(38,398)

Total Liabilities		(48,499)
Other Assets — 5.0%		38,644

Total Liabilities in Excess of Other Assets		(9,855)

Net Assets — 100.0%		$774,675

(a)	Includes Limited Liability Companies or L.L.C.s.

(b)	Security is treated as a publicly traded partnership for regulated investment company (“RIC”) qualification purposes. In order to qualify as a RIC for tax purposes the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly traded partnerships. It is the Fund’s intention to be treated as a RIC for tax purposes.

(c)	Fair valued security. These securities are restricted from public sale. The Fund negotiates certain aspects of the method and timing of the disposition of these investments, including registration rights and related costs.

(d)	Security or a portion thereof is segregated as collateral on options written, securities sold short and interest rate swap contracts.

(e)	Security is non-income producing.

(f)	Distributions made are paid-in kind.

(g)	Currently non-income producing; security is expected to pay distributions within the next 12 months.

(h)	SEC Rule 144A security. Such securities are traded among “qualified institutional buyers”.

(i)	Convertible senior notes.

(j)	Floating rate senior secured term loan.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONCLUDED)
AUGUST 31, 2005
(shares/units, principal amounts and $ amounts in 000’s)
(unaudited)
Certain of the Fund’s investments are restricted as to resale and are valued as determined in accordance with procedures established by the Board of Directors. The table below shows the number of units held, the acquisition dates, aggregate costs, fair value as of August 31, 2005, value per unit of such securities, percent of net assets and total assets which the securities comprise.

	Number of					Percent	Percent
	Units	Acquisition	Cost	Fair Value	Value Per	of Net	of Total
Security	(in 000’s)	Date	(in 000’s)	(in 000’s)	Unit	Assets	Assets
Enterprise Products Partners L.P.	2,590	07/15/05	$65,016	$60,921	$23.52	7.9%	7.4%
Holly Energy Partners, L.P. — Unregistered	18	07/08/05	734	718	39.89	0.1	0.1

			$65,750	$61,639		8.0%	7.5%

At August 31, 2005, the cost basis of investments for Federal income tax purposes was $778,900. At August 31, 2005, gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Gross unrealized appreciation	$10,453
Gross unrealized depreciation	(6,109)

Net unrealized appreciation	$4,344

The cost basis for federal tax purposes is estimated based on information available from the Fund’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included in this footnote.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s Form N-2 previously filed with the Securities and Exchange Commission on June 2, 2005 (file No. 333-124004).
Other information is also available on the Fund’s website at http://www.kayneetr.com; or on the website of the Securities and Exchange Commission, http://www.sec.gov.
Item 2: Controls and Procedures
     (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.
     (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3: Exhibits
1.	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON Energy Total Return Fund, Inc.
/s/ Kevin S. McCarthy
Name:	Kevin S. McCarthy
Title:	Chief Executive Officer
Date:	October 31, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin S. McCarthy
Name:	Kevin S. McCarthy
Title:	Chief Executive Officer
Date:	October 31, 2005

/s/ Ralph Collins Walter
Name:	Ralph Collins Walter
Title:	Chief Financial Officer
Date:	October 31, 2005